Unaudited consolidated interim statements of changes in equity - EUR (€) € in Thousands	Issued capital	Capital reserves	Fair value reserves	Accumulated deficit	Total
Balance beginning at Dec. 31, 2021	€ 1,234	€ 474,087	€ (5,973)	€ (333,397)	€ 135,951
Issue of common shares	259	89,484			89,743
Exercise of share-based payment awards		101			101
Equity-settled share-based payment awards		9,872			9,872
Transfer of cumulative loss on sale of financial assets			2,819	(2,819)	0
Loss for the period				(36,074)	(36,074)
Other comprehensive loss			(6,773)		(6,773)
Balance ending at Jun. 30, 2022	1,493	573,544	(9,927)	(372,290)	192,820
Balance beginning at Dec. 31, 2022	1,493	582,843	(1,231)	(430,190)	152,915
Equity-settled share-based payment awards		7,389			7,389
Loss for the period				(61,378)	(61,378)
Other comprehensive loss					0
Balance ending at Jun. 30, 2023	€ 1,493	€ 590,232	€ (1,231)	€ (491,568)	€ 98,926